Goodwill - Schedule of Changes in Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Goodwill [Abstact]
Goodwill at beginning of period	$ 119,282
Acquisitions through business combinations	4,966
Goodwill at end of period	$ 124,248